Taxation (Details) - Schedule of Movement of Valuation Allowance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Valuation Allowance [Abstract]
Balance at the beginning of the year	$ (9,530,824)	$ (8,261,464)
Additions of valuation allowance	(2,622,205)	(2,347,951)
Net operating loss expiration	2,332,748	408,596
Foreign currency translation adjustment	(380,155)	669,995
Balance at the end of the year	$ (10,200,436)	$ (9,530,824)